Accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting policies
Summary of fair values of financial assets and liabilities classified on the basis of various measurement methods

	12/31/2016			12/31/2017
	Published			Published
	Price			Price
	Quotations			Quotations
	in Active			in Active
	Markets –	Internal		Markets –	Internal
	Level 1	Models	Total	Level 1	Models	Total

ASSETS:
Financial assets held for trading	139,869	202,713	342,582	147,784	167,786	315,570
Other financial assets at fair value through profit or loss	—	42,340	42,340	—	51,705	51,705
Available-for-sale financial assets	139,466	15,178	154,644	164,999	743	165,742
Hedging derivatives	—	15,003	15,003	—	15,116	15,116
	279,335	275,234	554,569	312,783	235,350	548,133
LIABILITIES:
Financial liabilities held for trading	166	266,662	266,828	620	239,105	239,725
Other financial liabilities at fair value through profit or loss	—	136,860	136,860	—	120,653	120,653
Hedging derivatives	—	14,287	14,287	—	11,091	11,091
	166	417,809	417,975	620	370,849	371,469

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)

Set forth below are the financial instruments at fair value whose measurement was based on internal models (Level 2 and 3) at December 31, 2016 and 2017.

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal			Valuation Techniques	Key Inputs
	Models at			Models at
	12/31/2016			12/31/2017
	Level 2	Level 3	Total	Level 2	Level 3	Total

ASSETS:
Financial assets held for trading:	202,541	172	202,713	167,535	251	167,786

Debt instruments	2,697	172	2,869	2,593	—	2,593	Forward Estimation (non closed formula)	Interest rate yield curve
Trading derivatives:

Interest rate options	1,698	—	1,698	1,339	—	1,339	Black model (closed-form solution)	Interest rate yield curve and implied volatility surface.

Market index options:	871	—	871	581	—	581

European options	839	—	839	548	—	548	Black-Scholes model (closed-form solution)	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface and dividends estimation.

Asian (Single underlying Quanto)	20	—	20	18	—	18	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation.

Best of options (Basket)	12	—	12	15	—	15	Local volatility model with Monte Carlo method	Interest rate yield curves, equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Exchange rate options:	383	—	383	1,885	172	2,057

American forwards	6	—	6	23	—	23	Black and Scholes model with trinomial tree method	Interest rate yield curves, quoted exchange rates and implied volatility surface

American Barrier & Touch options	—	—	—	39	—	39	Mixed volatility model with partial differential equation method	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	377	—	377	1,823	172	1,995	Black-Scholes model (closed-form solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	190,199	—	190,199	155,799	23	155,822	Forward Estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Index and securities futures	3	—	3	93	—	93	Forward Estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Interest rate futures	6	—	6	—	—	—	Forward Estimation (non-closed formula)	Interest rate yield curve

Exchange rate futures	6,684	—	6,684	5,245	56	5,301	Forward Estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Other financial assets at fair value through profit or loss:	42,340	—	42,340	51,705	—	51,705

Loans and advances to credit institutions – Reverse repurchase agreements	37,831	—	37,831	46,087	—	46,087	Forward Estimation (non-closed formula)	Interest rate yield curve

Loans and advances to customers – Reverse repurchase agreements	4,509	—	4,509	5,618	—	5,618	Forward Estimation (non-closed formula)	Interest rate yield curve

Financial assets available-for-sale:	15,178	—	15,178	743	—	743

Debt instruments	15,083	—	15,083	675	—	675	Forward Estimation (non-closed formula)	Interest rate yield curve

Equity instruments	95	—	95	68	—	68	Other	Value of shareholders’ equity

Hedging derivatives:	15,003	—	15,003	15,116	—	15,116

Swaps	15,003	—	15,003	12,727	—	12,727	Forward Estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	—	—	—	2,389	—	2,389	Forward Estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

	275,062	172	275,234	235,099	251	235,350

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal
	Models at			Models at			Valuation
	12/31/2016			12/31/2017			Techniques	Key Inputs
	Level 2	Level 3	Total	Level 2	Level 3	Total

LIABILITIES:
Financial liabilities held for trading:
	266,662	—	266,662	238,747	358	239,105

Trading derivatives:

Interest rate options	1,904	—	1,904	1,197	—	1,197	Black model (closed-form solution)	Interest rate yield curve and implied volatility surface.

Market index options:	340	—	340	298	—	298

European	69	—	69	163	—	163	Black-Scholes model (closed-form solution)	Interest rate yield curves, quoted equity prices, index levels, implied volatility surface and dividends estimation.

Auto-callable	264	—	264	129	—	129	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation.

Asian (Single underlying Quanto)	7	—	7	6	—	6	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation.

Exchange rate options:	573	—	573	2,397	198	2,595

American forwards	116	—	116	53	—	53	Black and Scholes model with trinomial tree method	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	431	—	431	2,238	198	2,436	Black-Scholes model with (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

American barrier and touch options	9	—	9	47	—	47	Mixed volatility model with partial differential equation method	Interest rate yield curves, quoted exchange rates and implied volatility surface

American options	17	—	17	59	—	59	Black-Scholes model (closed-form solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	196,485	—	196,485	161,389	—	161,389	Forward Estimation (non- closed formula solution)	Interest rate yield curvescurve and quoted exchange rates

Index and securities futures	4	—	4	90	—	90	Forward Estimation (non closed formula)	Interest rate yield curves,curve and quoted equity and index levels exchange rates

Interest rate futures	28	—	28	—	—	—	Forward Estimation (non closed formula)	Interest rate yield curve

Exchange rate futures	6,190	—	6,190	4,933	160	5,093	Forward Estimation (non closed formula)	Interest rate yield curve and quoted exchange rates
				.
Short positions:

Debt instruments	61,138	—	61,138	68,443	—	68,443	Forward Estimation (non- closed formula solution)	Interest rate yield curve

Other financial liabilities at fair value through profit or loss:	136,860		136,860	120,653		120,653

Deposits from the Central Bank – Repurchase agreements	15,479	—	15,479	22,417	—	22,417	Forward Estimation (non closed formula)	Interest rate yield curve

Deposits from credit institutions – Repurchase agreements	25,155	—	25,155	5,942	—	5,942	Forward Estimation (non closed formula)	Interest rate yield curve

Customer deposits – Repurchase agreements	83,891	—	83,891	81,790	—	81,790	Forward Estimation (non closed formula)	Interest rate yield curve

Marketable debt securities	12,335	—	12,335	10,504	—	10,504	Present value (non-closed formula solution) and Black-Sholes model with closed-formula solution.	Interest rate yield curve, quoted equity prices and index levesl, implied volatility surface, historical correlations and dividens estimation

Hedging derivatives:	14,287	—	14,287	11,091	—	11,091

Swaps	7,969	—	7,969	10,370	—	10,370	Forward Estimation (non closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	6,318	—	6,318	721	—	721	Forward Estimation (non closed formula)	Interest rate yield curve and quoted exchange rates
	417,809	—	417,809	370,491	358	370,849

Schedule of changes in financial assets classified as Level 3

		Assets
	Debt and Equity	Trading
	Instruments	derivatives	Total

Balance at January 1, 2015	903	—	903
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	13	—	13
Purchases	1	—	1
Sales	(647)	—	(647)
Settlements	(51)	—	(51)
Balance at December 31, 2015	219	—	219
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	73	—	73
Purchases	—	—	—
Sales	(102)	—	(102)
Settlements	(18)	—	(18)
Balance at December 31, 2016	172	—	172
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(13)	91	78
Purchases	—	—	—
Sales	(143)	—	(143)
New issuances	—	160	160
Settlements	(16)	—	(16)
Balance at December 31, 2017	—	251	251

		Liabilities
	Debt and Equity	Trading
	Instruments	derivatives	Total

Balance at December 31, 2016	—	—	—
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	—	(9)	(9)
Purchases	—	—	—
Sales	—	—	—
New issuances	—	(349)	(349)
Settlements	—	—	—
Balance at December 31, 2017	—	(358)	(358)

Schedule of significant unobservable inputs used in measuring financial instruments categorized as Level 3

The table below sets out information about significant unobservable inputs used at December 31, 2017 in measuring financial instruments categorized as Level 3 in the fair value hierarchy:

			Significant	Range of Estimates	Fair value Measurement
		Valuation	Unobservable	(weighted-average)	Sensitivity to
Financial Instrument	Fair value	Technique	Input	for Unobservable Input	Unobservable Inputs
Cross Currency Swaps	23	Forward Estimation (non closed formula)	Long term MXN rates	Bid Offer Spread IRS TIIE 2bp - 6bp (3bp) CCS USD/MXN 3 bp-10bp (4bp)	A significant increase in MXN rates would result in a lower fair value.
Red Compartida	(130)	Black-Scholes model (closed-form solution)	Long term Fx USD/MXN volatility	11%-21% (15.7%)	A significant increase in volatility would result in a lower fair value.

Schedule of potential impact on consolidated income statement of change in main inputs used to measure level 3 financial instruments

	Potential Impact on Consolidated
	Income Statement as of
	December 31, 2017
	Most	Least
	Favorable	Favorable
	Input	Input

ASSETS:
Cross Currency Swaps	16.6	(16.6)
LIABILITIES:
Red Compartida	6.9	(41.8)

Schedule of sensitivity analysis

The VaR amounts as of December 31, 2017, including all financial instruments in the trading book position of the Bank are as follows:

	Average	High	Low	12/31/2017

All financial instruments	95.06	146.43	57.61	128.61
By category:
Instruments sensitive to interest rate	96.39	144.09	55.74	125.20
Instruments sensitive to equity market prices	4.64	16.83	1.36	5.07
Instruments sensitive to foreign currency exchange rates	50.83	101.46	8.16	25.34
Instruments sensitive to volatility movements	11.57	26.22	3.97	16.13

Schedule of financial assets are subject to offsetting

The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements:

As at December 31, 2016

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial assets	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Derivative financial assets	214,910	—	214,910	(151,762)	(5,215)	(47,821)	10,112

Reverse repurchase agreements	42,340	—	42,340	—	(42,360)	—	(20)

Equity instruments (see Note 10.a)	3	—	3	—	(3)	—	—

Total	257,253	—	257,253	(151,762)	(47,578)	(47,821)	10,092

As at December 31, 2017

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial Instrument	Cash	Net
	financial assets	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Derivative financial assets	180,377	—	180,377	(116,078)	(3,783)	(44,971)	15,545

Reverse repurchase agreements	51,705	—	51,705	—	(51,693)	—	12

Equity instruments (see Note 10.a)	6	—	6	—	(7)	—	(1)

Total	232,088	—	232,088	(116,078)	(55,483)	(44,971)	15,556

The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements:

As at December 31, 2016

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial Instrument	Cash	Net
	financial liabilities	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Derivative financial liabilities	219,977	—	219,977	(151,762)	(2,670)	(51,329)	14,216
		—
Repurchase agreements	124,525	—	124,525	—	(124,949)	—	(424)

Short positions - Securities loans (see Note 11.b)	20,375	—	20,375	—	(20,769)	—	(394)

Short positions – Short sales (see Note 11.b)	40,613	—	40,613	—	(40,637)	—	(24)

Total	405,490	—	405,490	(151,762)	(189,025)	(51,329)	13,374

As at December 31, 2017

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of Master	Financial instrument	Cash	Net
	financial liabilities	sheet	balance sheet	Netting Agreements	collateral	collateral	amount

Derivative financial liabilities	182,373	—	182,373	(116,078)	(2,822)	(34,454)	29,019

Repurchase agreements	110,149	—	110,149	—	(110,337)	—	(188)

Short positions - Securities loans (see Note 11.b)	21,132	—	21,132	—	(21,555)	—	(423)

Short positions - Short sales (see Note 11.b)	46,233	—	46,233	—	(46,221)	—	12

Total	359,887	—	359,887	(116,078)	(180,935)	(34,454)	28,420

Schedule of tangible asset depreciation rates

Average Annual
Rate

Buildings for own use	2% to 5%
Furniture and vehicles	10% to 20%
IT equipment and fixtures	25%
Others	5% to 20%